Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2010 Fund

June 30, 2019

AFF10-QTLY-0819
1.818354.114

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.4% 7/5/19 to 9/26/19 (a)
(Cost $179,524)	180,000	179,561
	Shares	Value

Domestic Equity Funds - 22.2%
Fidelity Advisor Series Equity Growth Fund (b)	665,205	$9,698,690
Fidelity Advisor Series Growth Opportunities Fund (b)	428,509	6,436,210
Fidelity Advisor Series Small Cap Fund (b)	436,028	4,791,949
Fidelity Series All-Sector Equity Fund (b)	444,110	4,454,424
Fidelity Series Commodity Strategy Fund (b)	2,599,735	12,244,750
Fidelity Series Large Cap Stock Fund (b)	1,129,486	16,919,705
Fidelity Series Large Cap Value Index Fund (b)	142,676	1,839,096
Fidelity Series Opportunistic Insights Fund (b)	489,815	9,066,482
Fidelity Series Small Cap Opportunities Fund (b)	429,602	5,988,652
Fidelity Series Stock Selector Large Cap Value Fund (b)	891,054	10,968,873
Fidelity Series Value Discovery Fund (b)	844,465	10,842,932
TOTAL DOMESTIC EQUITY FUNDS
(Cost $74,509,762)		93,251,763

International Equity Funds - 15.3%
Fidelity Series Canada Fund (b)	172,641	1,885,244
Fidelity Series Emerging Markets Fund (b)	245,769	2,361,842
Fidelity Series Emerging Markets Opportunities Fund (b)	1,118,809	21,358,060
Fidelity Series International Growth Fund (b)	1,082,344	17,620,564
Fidelity Series International Small Cap Fund (b)	220,673	3,581,523
Fidelity Series International Value Fund (b)	1,738,040	16,737,322
Fidelity Series Overseas Fund (b)	61,493	617,391
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $49,028,791)		64,161,946

Bond Funds - 47.2%
Fidelity Series Emerging Markets Debt Fund (b)	334,534	3,255,015
Fidelity Series Floating Rate High Income Fund (b)	76,646	712,809
Fidelity Series High Income Fund (b)	322,677	3,071,887
Fidelity Series Inflation-Protected Bond Index Fund (b)	3,972,349	39,763,212
Fidelity Series International Credit Fund (b)	27,126	276,418
Fidelity Series Investment Grade Bond Fund (b)	11,443,342	130,797,402
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,996,186	18,584,491
Fidelity Series Real Estate Income Fund (b)	189,106	2,097,188
TOTAL BOND FUNDS
(Cost $189,606,117)		198,558,422

Short-Term Funds - 15.4%
Fidelity Cash Central Fund 2.42% (c)	799,334	799,494
Fidelity Series Government Money Market Fund 2.44% (b)(d)	51,639,003	51,639,003
Fidelity Series Short-Term Credit Fund (b)	1,213,412	12,194,786
TOTAL SHORT-TERM FUNDS
(Cost $64,519,712)		64,633,283
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $377,843,906)		420,784,975
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(222,774)
NET ASSETS - 100%		$420,562,201

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	8	Sept. 2019	$769,320	$14,603	$14,603
Sold
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1	Sept. 2019	52,670	(2,307)	(2,307)
TOTAL FUTURES CONTRACTS					$12,296

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.0%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $179,561.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,768
Total	$4,768

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$10,589,589	$143,728	$1,514,195	$--	$391,598	$87,970	$9,698,690
Fidelity Advisor Series Growth Opportunities Fund	7,119,050	94,876	1,047,364	--	314,440	(44,792)	6,436,210
Fidelity Advisor Series Small Cap Fund	4,811,119	69,765	317,198	--	16,975	211,288	4,791,949
Fidelity Series All-Sector Equity Fund	4,851,607	65,792	662,096	--	(3,936)	203,057	4,454,424
Fidelity Series Canada Fund	1,734,835	114,581	69,344	--	354	104,818	1,885,244
Fidelity Series Commodity Strategy Fund	9,678,863	3,189,914	482,269	--	(9,946)	(131,812)	12,244,750
Fidelity Series Emerging Markets Debt Fund	3,245,175	90,218	127,091	48,670	(2,261)	48,974	3,255,015
Fidelity Series Emerging Markets Fund	2,308,362	191,723	95,732	--	(877)	(41,634)	2,361,842
Fidelity Series Emerging Markets Opportunities Fund	21,744,347	284,493	1,307,481	--	58,827	577,874	21,358,060
Fidelity Series Floating Rate High Income Fund	718,068	19,643	27,233	10,740	(1,047)	3,378	712,809
Fidelity Series Government Money Market Fund 2.44%	49,067,687	5,025,365	2,454,049	303,127	--	--	51,639,003
Fidelity Series High Income Fund	3,675,571	90,061	734,189	49,070	(39,723)	80,167	3,071,887
Fidelity Series Inflation-Protected Bond Index Fund	38,597,841	1,802,165	1,547,163	40,401	4,377	905,992	39,763,212
Fidelity Series International Credit Fund	266,462	1,805	--	1,805	--	6,497	276,418
Fidelity Series International Growth Fund	16,910,342	232,990	712,973	--	59,383	1,130,822	17,620,564
Fidelity Series International Small Cap Fund	3,943,868	56,250	593,292	--	91,464	83,233	3,581,523
Fidelity Series International Value Fund	16,245,843	448,107	539,426	--	(5,552)	588,350	16,737,322
Fidelity Series Investment Grade Bond Fund	128,120,489	7,122,855	7,324,784	1,028,554	44,870	2,833,972	130,797,402
Fidelity Series Large Cap Stock Fund	18,186,395	374,419	2,049,796	123,991	294,755	113,932	16,919,705
Fidelity Series Large Cap Value Index Fund	2,037,509	27,029	299,042	--	56,341	17,259	1,839,096
Fidelity Series Long-Term Treasury Bond Index Fund	20,645,323	434,062	3,505,231	141,970	157,791	852,546	18,584,491
Fidelity Series Opportunistic Insights Fund	9,874,029	134,050	1,506,928	--	356,492	208,839	9,066,482
Fidelity Series Overseas Fund	--	615,845	--	--	--	1,546	617,391
Fidelity Series Real Estate Income Fund	2,090,573	57,479	85,365	29,550	4,740	29,761	2,097,188
Fidelity Series Short-Term Credit Fund	12,149,751	440,150	492,191	84,143	412	96,664	12,194,786
Fidelity Series Small Cap Opportunities Fund	6,170,773	87,160	481,428	--	103,899	108,248	5,988,652
Fidelity Series Stock Selector Large Cap Value Fund	11,908,348	162,723	1,606,681	--	159,741	344,742	10,968,873
Fidelity Series Value Discovery Fund	11,766,870	160,942	1,406,442	--	195,819	125,743	10,842,932
Total	$418,458,689	$21,538,190	$30,988,983	$1,862,021	$2,248,936	$8,547,434	$419,805,920

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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